VIRTUS ALLIANZGI Convertible & Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2022
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—57.4%
Advertising—0.3%
Clear Channel Outdoor Holdings, Inc. 144A 7.500%, 6/1/29(1)	$ 1,125	$ 1,062
Aerospace & Defense—0.7%
TransDigm, Inc. 6.375%, 6/15/26	1,835	1,812
Triumph Group, Inc. 144A 8.875%, 6/1/24(1)	515	533
		2,345

Airlines—0.9%
American Airlines, Inc. 144A 11.750%, 7/15/25(1)	1,475	1,696
Delta Air Lines, Inc. 7.375%, 1/15/26	1,085	1,156
		2,852

Auto Components—2.3%
American Axle & Manufacturing, Inc. 6.500%, 4/1/27	1,560	1,454
Clarios Global LP 144A 8.500%, 5/15/27(1)	2,325	2,324
Goodyear Tire & Rubber Co. (The)
9.500%, 5/31/25	975	1,022
5.250%, 4/30/31	1,135	987
5.250%, 7/15/31	1,160	1,000
Tenneco, Inc. 144A 7.875%, 1/15/29(1)	505	510
		7,297

Auto Manufacturers—1.3%
Ford Motor Co.
9.000%, 4/22/25	1,970	2,195
9.625%, 4/22/30	1,705	2,085
		4,280

Building Materials—0.7%
Griffon Corp. 5.750%, 3/1/28	625	558
Koppers, Inc. 144A 6.000%, 2/15/25(1)	1,650	1,596
		2,154

Chemicals—1.0%
Chemours Co. (The) 144A 5.750%, 11/15/28(1)	1,025	961
Tronox, Inc. 144A 4.625%, 3/15/29(1)	1,150	1,026
WR Grace Holdings LLC 144A 5.625%, 8/15/29(1)	1,635	1,393
		3,380

Commercial Services—2.7%
ADT Security Corp. (The) 144A 4.125%, 8/1/29(1)	1,140	968
	Par Value	Value

Commercial Services—continued
Avis Budget Car Rental LLC 144A 5.375%, 3/1/29(1)	$ 1,595	$ 1,495
Deluxe Corp. 144A 8.000%, 6/1/29(1)	1,105	1,049
Herc Holdings, Inc. 144A 5.500%, 7/15/27(1)	1,015	994
Hertz Corp. (The) 144A 5.000%, 12/1/29(1)	1,675	1,466
NESCO Holdings II, Inc. 144A 5.500%, 4/15/29(1)	1,090	1,027
United Rentals North America, Inc. 5.250%, 1/15/30	1,830	1,775
		8,774

Computers—0.7%
Condor Merger Sub, Inc. 144A 7.375%, 2/15/30(1)	1,085	971
NCR Corp. 144A 5.125%, 4/15/29(1)	1,195	1,138
		2,109

Containers & Packaging—1.0%
Berry Global, Inc. 144A 5.625%, 7/15/27(1)	1,030	1,026
Owens-Brockway Glass Container, Inc. 144A 6.625%, 5/13/27(1)	2,315	2,280
		3,306

Cosmetics & Personal Care—0.7%
Coty, Inc. 144A 6.500%, 4/15/26(1)	1,285	1,250
Edgewell Personal Care Co. 144A 5.500%, 6/1/28(1)	1,105	1,069
		2,319

Diversified Financial Services—2.3%
Nationstar Mortgage Holdings, Inc.
144A 5.500%, 8/15/28(1)	1,080	983
144A 5.750%, 11/15/31(1)	565	501
Navient Corp.
6.750%, 6/15/26	1,375	1,351
5.000%, 3/15/27	1,230	1,120
4.875%, 3/15/28	545	478
OneMain Finance Corp.
8.250%, 10/1/23	1,215	1,258
6.625%, 1/15/28	1,305	1,289
5.375%, 11/15/29	475	426
		7,406

Electronic Equipment, Instruments & Components—0.6%
WESCO Distribution, Inc. 144A 7.250%, 6/15/28(1)	1,980	2,044
Electronics—0.5%
II-VI, Inc. 144A 5.000%, 12/15/29(1)	1,565	1,467
See Notes to Schedule of Investments

VIRTUS ALLIANZGI Convertible & Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022
($ reported in thousands)
	Par Value	Value

Entertainment—3.6%
Caesars Entertainment, Inc. 144A 6.250%, 7/1/25(1)	$ 3,515	$ 3,553
CDI Escrow Issuer, Inc. 144A 5.750%, 4/1/30(1)	1,035	998
International Game Technology plc 144A 6.250%, 1/15/27(1)	2,260	2,295
Lions Gate Capital Holdings LLC 144A 5.500%, 4/15/29(1)	1,555	1,378
Live Nation Entertainment, Inc. 144A 4.750%, 10/15/27(1)	1,585	1,489
SeaWorld Parks & Entertainment, Inc. 144A 5.250%, 8/15/29(1)	2,180	1,984
		11,697

Environmental Services—0.5%
GFL Environmental, Inc. 144A 4.750%, 6/15/29(1)	1,680	1,525
Equity Real Estate Investment Trusts (REITs)—1.6%
Iron Mountain, Inc. 144A 5.250%, 7/15/30(1)	2,180	1,998
Park Intermediate Holdings LLC
144A 5.875%, 10/1/28(1)	1,035	1,004
144A 4.875%, 5/15/29(1)	1,125	1,031
Service Properties Trust 7.500%, 9/15/25	985	983
		5,016

Food & Beverage—1.7%
Performance Food Group, Inc.
144A 5.500%, 10/15/27(1)	2,135	2,072
144A 4.250%, 8/1/29(1)	1,155	1,026
Post Holdings, Inc. 144A 5.500%, 12/15/29(1)	1,040	946
US Foods, Inc. 144A 4.750%, 2/15/29(1)	1,540	1,423
		5,467

Healthcare-Products—0.4%
Mozart Debt Merger Sub, Inc. 144A 5.250%, 10/1/29(1)	1,620	1,409
Healthcare-Services—2.2%
Community Health Systems, Inc. 144A 6.000%, 1/15/29(1)	3,090	2,921
Select Medical Corp. 144A 6.250%, 8/15/26(1)	1,070	1,062
Tenet Healthcare Corp. 144A 6.125%, 10/1/28(1)	3,120	2,995
		6,978

Home Builders—0.5%
Picasso Finance Sub, Inc. 144A 6.125%, 6/15/25(1)	1,448	1,475
Internet—1.1%
Uber Technologies, Inc.
144A 8.000%, 11/1/26(1)	865	906
	Par Value	Value

Internet—continued
144A 7.500%, 9/15/27(1)	$ 1,485	$ 1,528
144A 6.250%, 1/15/28(1)	1,000	990
		3,424

Investment Companies—0.5%
Compass Group Diversified Holdings LLC 144A 5.250%, 4/15/29(1)	1,655	1,485
Iron & Steel—0.5%
Cleveland-Cliffs, Inc. 5.875%, 6/1/27	1,695	1,687
Leisure Time—2.0%
Carnival Corp.
144A 10.500%, 2/1/26(1)	1,000	1,100
144A 6.000%, 5/1/29(1)	1,130	1,014
NCL Corp., Ltd. 144A 5.875%, 3/15/26(1)	2,030	1,875
Royal Caribbean Cruises Ltd.
144A 11.500%, 6/1/25(1)	671	730
144A 5.375%, 7/15/27(1)	540	496
144A 5.500%, 4/1/28(1)	1,175	1,072
		6,287

Lodging—1.0%
Boyd Gaming Corp. 144A 8.625%, 6/1/25(1)	526	549
Hilton Domestic Operating Co., Inc. 144A 4.000%, 5/1/31(1)	840	751
Hilton Grand Vacations Borrower Escrow LLC 144A 5.000%, 6/1/29(1)	1,065	961
MGM Resorts International 4.750%, 10/15/28	1,145	1,052
		3,313

Machinery-Construction & Mining—0.5%
Terex Corp. 144A 5.000%, 5/15/29(1)	1,715	1,576
Media—4.9%
CCO Holdings LLC 4.500%, 5/1/32	1,785	1,501
CSC Holdings LLC 144A 7.500%, 4/1/28(1)	2,030	1,871
Directv Financing LLC 144A 5.875%, 8/15/27(1)	1,670	1,572
DISH DBS Corp.
7.375%, 7/1/28	2,320	2,029
144A 5.750%, 12/1/28(1)	890	796
Gray Escrow II, Inc. 144A 5.375%, 11/15/31(1)	1,080	931
Gray Television, Inc. 144A 4.750%, 10/15/30(1)	1,770	1,540
Nexstar Media, Inc. 144A 5.625%, 7/15/27(1)	1,640	1,596
Sirius XM Radio, Inc. 144A 4.000%, 7/15/28(1)	1,735	1,568
TEGNA, Inc. 5.000%, 9/15/29	1,095	1,062

See Notes to Schedule of Investments

VIRTUS ALLIANZGI Convertible & Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022
($ reported in thousands)
	Par Value	Value

Media—continued
Virgin Media Secured Finance plc 144A 5.500%, 5/15/29(1)	$ 1,535	$ 1,420
		15,886

Mining—0.9%
Freeport-McMoRan, Inc. 5.250%, 9/1/29	980	982
Hudbay Minerals, Inc. 144A 4.500%, 4/1/26(1)	1,155	1,068
Joseph T Ryerson & Son, Inc. 144A 8.500%, 8/1/28(1)	702	755
		2,805

Oil, Gas & Consumable Fuels—6.0%
Antero Resources Corp.
144A 7.625%, 2/1/29(1)	944	1,000
144A 5.375%, 3/1/30(1)	580	567
Callon Petroleum Co. 144A 8.000%, 8/1/28(1)	1,325	1,371
CITGO Petroleum Corp. 144A 6.375%, 6/15/26(1)	1,055	1,049
CNX Resources Corp. 144A 7.250%, 3/14/27(1)	1,885	1,927
Comstock Resources, Inc.
144A 6.750%, 3/1/29(1)	1,145	1,158
144A 5.875%, 1/15/30(1)	545	524
Occidental Petroleum Corp.
5.550%, 3/15/26	1,940	1,989
6.625%, 9/1/30	1,930	2,092
PDC Energy, Inc. 5.750%, 5/15/26	1,675	1,630
Range Resources Corp. 144A 4.750%, 2/15/30(1)	1,075	1,025
SM Energy Co. 6.500%, 7/15/28	1,185	1,168
Southwestern Energy Co. 5.375%, 3/15/30	1,085	1,071
Sunoco LP 144A 4.500%, 4/30/30(1)	565	510
USA Compression Partners LP 6.875%, 9/1/27	1,750	1,710
Weatherford International Ltd. 144A 8.625%, 4/30/30(1)	575	569
		19,360

Paper & Forest Products—0.5%
Mercer International, Inc.
5.125%, 2/1/29	495	460
144A 5.125%, 2/1/29(1)	1,135	1,054
		1,514

Pharmaceuticals—2.4%
Bausch Health Americas, Inc. 144A 8.500%, 1/31/27(1)	2,000	1,893
Bausch Health Cos., Inc. 144A 7.250%, 5/30/29(1)	1,490	1,127
Horizon Therapeutics USA, Inc. 144A 5.500%, 8/1/27(1)	1,710	1,710
	Par Value	Value

Pharmaceuticals—continued
Jazz Securities DAC 144A 4.375%, 1/15/29(1)	$ 1,925	$ 1,773
Organon & Co. 144A 5.125%, 4/30/31(1)	1,255	1,134
		7,637

Pipelines—3.0%
Antero Midstream Partners LP 144A 5.375%, 6/15/29(1)	1,090	1,022
Crestwood Midstream Partners LP 144A 6.000%, 2/1/29(1)	1,085	1,055
DCP Midstream Operating LP 5.125%, 5/15/29	1,280	1,259
EQM Midstream Partners LP 144A 6.500%, 7/1/27(1)	1,100	1,111
NGL Energy Operating LLC 144A 7.500%, 2/1/26(1)	1,665	1,568
NuStar Logistics LP 6.375%, 10/1/30	1,120	1,103
Targa Resources Partners LP
6.500%, 7/15/27	750	772
6.875%, 1/15/29	1,750	1,846
		9,736

Real Estate—0.4%
Kennedy-Wilson, Inc. 5.000%, 3/1/31	1,545	1,394
Retail—1.4%
Asbury Automotive Group, Inc.
144A 4.625%, 11/15/29(1)	560	504
144A 5.000%, 2/15/32(1)	560	497
Bath & Body Works, Inc. 144A 6.625%, 10/1/30(1)	1,505	1,497
Macy’s Retail Holdings LLC
144A 5.875%, 3/15/30(1)	525	493
144A 6.125%, 3/15/32(1)	530	490
New Red Finance, Inc. 144A 4.000%, 10/15/30(1)	1,140	974
		4,455

Semiconductors—0.9%
Amkor Technology, Inc. 144A 6.625%, 9/15/27(1)	2,925	2,976
Software—1.3%
Clarivate Science Holdings Corp. 144A 4.875%, 7/1/29(1)	1,485	1,309
Consensus Cloud Solutions, Inc. 144A 6.500%, 10/15/28(1)	1,145	1,076
SS&C Technologies, Inc. 144A 5.500%, 9/30/27(1)	1,770	1,735
		4,120

Telecommunications—3.4%
Avaya, Inc. 144A 6.125%, 9/15/28(1)	1,045	969

See Notes to Schedule of Investments

VIRTUS ALLIANZGI Convertible & Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022
($ reported in thousands)
	Par Value	Value

Telecommunications—continued
CommScope Technologies LLC 144A 5.000%, 3/15/27(1)	$ 485	$ 381
Frontier Communications Holdings LLC
144A 5.000%, 5/1/28(1)	1,010	922
144A 6.000%, 1/15/30(1)	1,100	957
Hughes Satellite Systems Corp. 6.625%, 8/1/26	2,010	2,000
LogMeIn, Inc. 144A 5.500%, 9/1/27(1)	1,230	1,076
Lumen Technologies, Inc. 144A 5.375%, 6/15/29(1)	1,220	993
Sprint Corp. 7.625%, 3/1/26	1,900	2,064
T-Mobile USA, Inc.
4.750%, 2/1/28	1,000	987
3.500%, 4/15/31	835	740
		11,089

Transportation—0.5%
Fortress Transportation & Infrastructure Investors LLC
144A 9.750%, 8/1/27(1)	1,160	1,184
144A 5.500%, 5/1/28(1)	580	500
		1,684

Total Corporate Bonds and Notes (Identified Cost $195,607)		184,790

Leveraged Loans—0.3%
Retail—0.3%
Petco Health & Wellness Co., Inc. First Lien (3 month LIBOR + 3.250%) 4.256%, 3/3/28 (2)	906	896
Total Leveraged Loans (Identified Cost $906)		896

	Shares
Convertible Preferred Stocks—29.0%
Auto Components—1.6%
Aptiv plc Series A, 5.500%	42,465	5,249
Banks—8.3%
Bank of America Corp. Series L, 7.250%	9,140	11,122
Wells Fargo & Co. Series L, 7.500%	12,835	15,549
		26,671

Commercial Services & Supplies—0.6%
GFL Environmental, Inc., 6.000%	29,705	2,033
Diversified Financial Services—0.3%
Chewy, Inc. 2020 Mandatory Exchangeable Trust 144A, 6.500%(1)	1,385	1,023
Electric Utilities—4.9%
NextEra Energy, Inc., 5.279%	59,355	2,784
	Shares	Value

Electric Utilities—continued
NextEra Energy, Inc., 6.219%	192,150	$ 9,091
Southern Co. (The), 6.750%	70,610	3,874
		15,749

Healthcare Equipment & Supplies—2.0%
Boston Scientific Corp. Series A, 5.500%	57,125	6,447
Life Sciences Tools & Services—4.2%
Avantor, Inc. Series A, 6.250%	63,980	6,208
Danaher Corp. Series B, 5.000%	5,410	7,464
		13,672

Machinery—0.5%
Stanley Black & Decker, Inc., 5.250%	20,310	1,596
Pharmaceuticals—0.5%
Elanco Animal Health, Inc., 5.000%	38,425	1,539
Professional Services—0.7%
Clarivate plc Series A, 5.250%	33,340	2,152
Semiconductors & Semiconductor Equipment—3.8%
Broadcom, Inc. Series A, 8.000%	6,955	12,133
Telecommunications—1.6%
T-Mobile US 2020 Cash Mandatory Exchangeable Trust 144A, 5.250%(1)	4,565	4,990
Total Convertible Preferred Stocks (Identified Cost $79,989)		93,254

Preferred Stocks—0.8%
Entertainment—0.8%
LiveStyle, Inc. Series B (3)(4)(5)(6)(7)	25,188	2,519
LiveStyle, Inc. Series B (3)(4)(5)(6)	5,000	—
		2,519

Total Preferred Stocks (Identified Cost $7,469)		2,519

Common Stocks—1.1%
Banks—1.1%
CCF Holdings LLC(5)(6)	6,367,079	2,992
CCF Holdings LLC Class M(5)(6)	879,959	414
		3,406

Consumer Finance—0.0%
Erickson, Inc.(5)(6)	6,354	141
Entertainment—0.0%
LiveStyle, Inc.(3)(4)(5)(6)(7)	90,407	—(8)
Total Common Stocks (Identified Cost $22,668)		3,547

See Notes to Schedule of Investments

VIRTUS ALLIANZGI Convertible & Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022
($ reported in thousands)
	Shares	Value

Warrants—0.1%
Banks—0.1%
CCF Holdings LLC(5)(6)	1,455,681	$ 364
Media—0.0%
Affinion Group Holdings(5)(6)(7)	12,009	—
Total Warrants (Identified Cost $2,371)		364

	Par Value
Convertible Bonds and Notes—89.4%
Airlines—2.5%
American Airlines Group, Inc. 6.500%, 7/1/25	$ 2,095	2,921
Southwest Airlines Co. 1.250%, 5/1/25	3,685	5,032
		7,953

Auto Manufacturers—3.2%
Ford Motor Co. 0.000%, 3/15/26	4,080	4,331
Lucid Group, Inc. 144A 1.250%, 12/15/26(1)	3,960	2,732
NIO, Inc.
0.000%, 2/1/26	1,515	1,254
0.500%, 2/1/27	2,535	1,965
		10,282

Banks—2.6%
BofA Finance LLC 0.125%, 9/1/22	4,515	4,504
JPMorgan Chase Bank NA 144A 0.125%, 1/1/23(1)	3,945	3,878
		8,382

Biotechnology—1.8%
Bridgebio Pharma, Inc. 2.250%, 2/1/29	2,150	1,059
Halozyme Therapeutics, Inc. 0.250%, 3/1/27	1,835	1,575
NeoGenomics, Inc. 1.250%, 5/1/25	3,720	3,157
		5,791

Commercial Services—7.7%
Affirm Holdings, Inc. 144A 0.000%, 11/15/26(1)	4,505	2,980
Block, Inc. 0.000%, 5/1/26	6,560	5,646
Euronet Worldwide, Inc. 0.750%, 3/15/49	6,390	7,049
Marathon Digital Holdings, Inc. 144A 1.000%, 12/1/26(1)	5,375	3,131
Shift4 Payments, Inc.
0.000%, 12/15/25	1,410	1,356
144A 0.500%, 8/1/27(1)	3,020	2,458
	Par Value	Value

Commercial Services—continued
Stride, Inc. 1.125%, 9/1/27	$ 2,150	$ 2,216
		24,836

Computers—2.8%
3D Systems Corp. 144A 0.000%, 11/15/26(1)	3,460	2,557
Lumentum Holdings, Inc.
0.500%, 12/15/26	1,645	1,720
144A 0.500%, 6/15/28(1)	2,150	1,901
Zscaler, Inc. 0.125%, 7/1/25	1,815	2,694
		8,872

Cosmetics & Personal Care—1.7%
Beauty Health Co. (The) 144A 1.250%, 10/1/26(1)	6,605	5,542
Diversified Financial Services—3.0%
Coinbase Global, Inc. 144A 0.500%, 6/1/26(1)	7,030	5,628
SoFi Technologies, Inc. 144A 0.000%, 10/15/26(1)	3,955	2,652
Upstart Holdings, Inc. 144A 0.250%, 8/15/26(1)	1,970	1,507
		9,787

Electronics—1.6%
II-VI, Inc. 0.250%, 9/1/22	2,725	3,604
Itron, Inc. 0.000%, 3/15/26	1,800	1,476
		5,080

Energy-Alternate Sources—2.7%
Enphase Energy, Inc.
0.000%, 3/1/26	5,010	4,714
0.000%, 3/1/28	2,860	2,720
Sunnova Energy International, Inc. 144A 0.250%, 12/1/26(1)	1,720	1,342
		8,776

Entertainment—2.4%
DraftKings, Inc. 0.000%, 3/15/28	4,435	2,947
Vail Resorts, Inc. 0.000%, 1/1/26	5,185	4,877
		7,824

Equity Real Estate Investment Trusts (REITs)—1.0%
Pebblebrook Hotel Trust 1.750%, 12/15/26	2,730	3,089
Healthcare-Products—2.1%
Exact Sciences Corp. 0.375%, 3/1/28	3,875	3,116

See Notes to Schedule of Investments

VIRTUS ALLIANZGI Convertible & Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022
($ reported in thousands)
	Par Value	Value

Healthcare-Products—continued
Insulet Corp. 0.375%, 9/1/26	$ 3,005	$ 3,696
		6,812

Healthcare-Services—3.3%
Oak Street Health, Inc. 0.000%, 3/15/26	8,050	5,891
Teladoc Health, Inc. 1.250%, 6/1/27	6,400	4,746
		10,637

Internet—21.8%
Airbnb, Inc. 0.000%, 3/15/26	5,480	5,022
Booking Holdings, Inc. 0.750%, 5/1/25	3,305	4,594
Etsy, Inc.
0.125%, 9/1/27	1,960	1,697
144A 0.250%, 6/15/28(1)	4,465	3,550
Expedia Group, Inc. 0.000%, 2/15/26	5,860	6,871
fuboTV, Inc. 3.250%, 2/15/26	5,595	3,259
Lyft, Inc. 1.500%, 5/15/25	390	437
Mandiant, Inc. 0.875%, 6/1/24	925	1,012
Match Group Financeco 2, Inc. 144A 0.875%, 6/15/26(1)	3,810	4,357
Okta, Inc. 0.375%, 6/15/26	3,315	2,959
Opendoor Technologies, Inc. 144A 0.250%, 8/15/26(1)	1,380	970
Palo Alto Networks, Inc.
0.750%, 7/1/23	425	900
0.375%, 6/1/25	3,135	6,010
Sea Ltd. 0.250%, 9/15/26	5,005	3,766
Snap, Inc.
0.000%, 5/1/27	5,875	4,662
144A 0.125%, 3/1/28(1)	2,445	2,143
Spotify USA, Inc. 0.000%, 3/15/26	3,455	2,813
Twitter, Inc. 0.000%, 3/15/26	5,140	4,855
Uber Technologies, Inc. 0.000%, 12/15/25	5,880	5,077
Wayfair, Inc. 0.625%, 10/1/25	4,775	3,565
Zillow Group, Inc. 2.750%, 5/15/25	1,755	1,809
		70,328

Leisure Time—2.9%
NCL Corp., Ltd. 144A 1.125%, 2/15/27(1)	4,935	4,311
Royal Caribbean Cruises Ltd.
4.250%, 6/15/23	1,290	1,588
	Par Value	Value

Leisure Time—continued
2.875%, 11/15/23	$ 3,070	$ 3,532
		9,431

Machinery-Diversified—0.7%
Middleby Corp. (The) 1.000%, 9/1/25	1,665	2,174
Media—4.3%
DISH Network Corp.
0.000%, 12/15/25	2,745	2,477
3.375%, 8/15/26	3,455	2,963
Liberty Media Corp.
1.375%, 10/15/23	2,840	3,692
144A 0.500%, 12/1/50(1)	3,585	4,648
		13,780

Oil, Gas & Consumable Fuels—1.8%
Pioneer Natural Resources Co. 0.250%, 5/15/25	2,645	5,822
Pharmaceuticals—2.7%
Dexcom, Inc. 0.250%, 11/15/25	2,890	3,022
Jazz Investments I Ltd. 2.000%, 6/15/26	4,615	5,633
		8,655

Retail—1.3%
Burlington Stores, Inc. 2.250%, 4/15/25	2,560	3,070
Dick’s Sporting Goods, Inc. 3.250%, 4/15/25	350	1,050
		4,120

Semiconductors—1.4%
MACOM Technology Solutions Holdings, Inc. 0.250%, 3/15/26	1,050	983
ON Semiconductor Corp. 144A 0.000%, 5/1/27(1)	2,275	2,716
Wolfspeed, Inc. 144A 0.250%, 2/15/28(1)	820	820
		4,519

Software—13.9%
Akamai Technologies, Inc. 0.125%, 5/1/25	2,150	2,692
Avalara, Inc. 144A 0.250%, 8/1/26(1)	1,075	859
Bill.com Holdings, Inc. 144A 0.000%, 4/1/27(1)	7,375	6,213
Cloudflare, Inc. 144A 0.000%, 8/15/26(1)	4,930	4,301
Confluent, Inc. 144A 0.000%, 1/15/27(1)	5,755	4,408
Coupa Software, Inc. 0.375%, 6/15/26	6,820	5,545
Five9, Inc. 0.500%, 6/1/25	890	958

See Notes to Schedule of Investments

VIRTUS ALLIANZGI Convertible & Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022
($ reported in thousands)
	Par Value	Value

Software—continued
i3 Verticals LLC 1.000%, 2/15/25	$ 1,840	$ 1,792
Jamf Holding Corp. 144A 0.125%, 9/1/26(1)	1,000	924
Nutanix, Inc. 144A 0.250%, 10/1/27(1)	2,335	1,868
Splunk, Inc. 1.125%, 6/15/27	6,580	5,902
Unity Software, Inc. 144A 0.000%, 11/15/26(1)	7,450	5,762
Workday, Inc. 0.250%, 10/1/22	2,470	3,498
		44,722

Transportation—0.2%
Air Transport Services Group, Inc. 1.125%, 10/15/24	655	745
Total Convertible Bonds and Notes (Identified Cost $322,231)		287,959

Total Long-Term Investments—178.1% (Identified Cost $631,241)		573,329

	Shares
Short-Term Investment—7.6%
Money Market Mutual Fund—7.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.239%)(9)	24,475,921	24,476
Total Short-Term Investment (Identified Cost $24,476)		24,476

TOTAL INVESTMENTS—185.7% (Identified Cost $655,717)		$597,805
Other assets and liabilities, net—(1.3)%		(4,336)
Preferred Shares—(84.3)%		(271,525)
NET ASSETS—100.0%		$321,944

Abbreviations:
EV	Enterprise Value
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
NA	National Association
REIT	Real Estate Investment Trust
Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, these securities amounted to a value of $223,414 or 69.4% of net assets.
(2)	Variable rate security. Rate disclosed is as of April 30, 2022. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	During the reporting period, a member of the Fund’s portfolio management team was a member of the board of directors of LiveStyle, Inc. As of the reporting period end, this is no longer the case.
(4)	Affiliated company.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	Non-income producing.
(7)	Security is restricted from resale.
(8)	Amount is less than $500.
(9)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	92%
Bermuda	2
Liberia	1
Jersey	1
Cayman Islands	1
Canada	1
United Kingdom	1
Other	1
Total	100%
† % of total investments as of April 30, 2022.

See Notes to Schedule of Investments

VIRTUS ALLIANZGI Convertible & Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of April 30, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at April 30, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$184,790	$—	$184,790	$—
Leveraged Loans	896	—	896	—
Convertible Bonds and Notes	287,959	—	287,959	—
Equity Securities:
Convertible Preferred Stocks	93,254	87,241	6,013	—
Common Stocks	3,547	—	—	3,547
Preferred Stocks	2,519	—	—	2,519(1)
Warrants	364	—	—	364(1)
Money Market Mutual Fund	24,476	24,476	—	—
Total Investments	$597,805	$111,717	$479,658	$6,430

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at April 30, 2022.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Common Stocks	Preferred Stocks	Warrants
Investments in Securities
Balance as of January 31, 2022:	$ 6,202	$ 3,348	$ 2,519 (a)	$ 335(a)
Change in unrealized appreciation (depreciation)(b)	228	199	—	29
Balance as of April 30, 2022	$ 6,430	$ 3,547	$ 2,519(a)	$ 364(a)
(a) Includes internally fair valued security currently priced at zero ($0).
(b) The change in unrealized appreciation (depreciation) on investments still held at April 30, 2022, was $228.
See Notes to Schedule of Investments

VIRTUS ALLIANZGI Convertible & Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022
($ reported in thousands)
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at April 30, 2022:
Investments in Securities – Assets	Ending Balance at April 30, 2022	Valuation Technique Used	Unobservable Inputs	Input Values
Preferred Stocks:
LiveStyle, Inc. Series B	$2,519	Market and Company Comparables	EV Multiples	2.71x (0.23x - 7.15x)
			Illiquidity Discount	-20% - 30%

Common Stocks:
CCF Holdings LLC	$2,992	Market and Company Comparables	EV Multiples	1.22x (0.62x - 1.82x)
				0.67x (0.37x - 0.90x)
			Illiquidity Discount	20%

CCF Holdings LLC Class M	$414	Market and Company Comparables	EV Multiples	1.22x (0.62x - 1.82x)
				0.67x (0.37x - 0.90x)
			Illiquidity Discount	20%

Erickson, Inc.	$141	Market and Company Comparables	EV Multiples	1.13x (0.82x - 2.48x)
				11.03x (8.84x - 15.10x)
				0.90x (0.56x - 1.60x)
			M&A Transaction Multiples	0.96x (0.41x - 1.96x)
			Illiquidity Discount	20%

LiveStyle, Inc.	$—(1)	Market and Company Comparables	EV Multiples	2.71x (0.23x - 7.15x)
			Illiquidity Discount	-20% - 30%

Warrants:
CCF Holdings LLC	$364	Market and Company Comparables	EV Multiples	1.22x (0.62x - 1.82x)
				0.67x (0.37x - 0.90x)
			Illiquidity Discount	20%
		Black-Scholes Model	Volatility	50.76%

(1) Amount is less than $500.
See Notes to Schedule of Investments

VIRTUS ALLIANZGI Convertible & Income Fund II
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
    Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
    Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities, and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Note 2. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the schedule of investments will be available for issuance, and has determined that the following subsequent events require recognition or disclosure in this Schedule of Investments:
On May 18, 2022, the Fund had been informed by AllianzGI U.S., the subadviser to the Fund, that AllianzGI U.S. will no longer act as a subadviser to the Fund after a transition period of up to four months. Consequently, in the coming weeks, the Board of each Fund will consider possible options and alternatives, including a potential proposal to Fund shareholders to approve a new subadviser.  Concurrently, AllianzGI announced its intention to enter into an agreement with Voya Investment Management (“Voya”) to transfer the investment team who currently manage the Fund to Voya. AllianzGI will bear all expenses associated with the transition of the Fund, including expenses associated with obtaining necessary shareholder approvals.
Effective June 22, 2022, the Fund’s name will be changed to Virtus Convertible & Income Fund II. No change to the Fund’s investment objective, investment strategies, CUSIP, or New York Stock Exchange (NYSE) ticker symbol is expected in connection with the name change.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.